Summary of Valuation of Fund's Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 367,388
Total Liabilities Measured at Fair Value	191,399
SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	196,805	3,959,271
Total Liabilities Measured at Fair Value	150,220	1,463,061
SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	170,583	2,954,200
Total Liabilities Measured at Fair Value	41,179	869,698
SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,913,471
Total Liabilities Measured at Fair Value		2,332,759
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		3,700,000
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		2,700,000
U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,400,000
Unrealized Appreciation On Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	69,300
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	65,688
Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		134,988
Futures Contracts Purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value	89,610
Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	89,610	1,411,823
Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value		825,539
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	101,789
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	60,610	51,238
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	41,179	44,159
Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value		95,397
Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	155,131
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	69,883	188,512
Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	185,199
Total Liabilities Measured at Fair Value	89,610
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Total Liabilities Measured at Fair Value	89,610	1,411,823
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	99,951	188,512
Total Liabilities Measured at Fair Value		825,539
Fair Value, Inputs, Level 1 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 1 | Futures Contracts Purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value	89,610
Fair Value, Inputs, Level 1 | Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	89,610	1,411,823
Fair Value, Inputs, Level 1 | Futures Contracts Purchased | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	30,068
Total Liabilities Measured at Fair Value		825,539
Fair Value, Inputs, Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	155,131
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	85,248	189,971
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	69,883	188,512
Fair Value, Inputs, Level 1 | Futures Contracts Sold | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		378,483
Total Liabilities Measured at Fair Value		2,237,362
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Total Liabilities Measured at Fair Value	101,789
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	3,769,300
Total Liabilities Measured at Fair Value	60,610	51,238
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	2,765,688
Total Liabilities Measured at Fair Value	41,179	44,159
Fair Value, Inputs, Level 2 | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,534,988
Total Liabilities Measured at Fair Value		95,397
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		3,700,000
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		2,700,000
Fair Value, Inputs, Level 2 | U S Government Securities | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		6,400,000
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	182,189
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	111,557	69,300
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	70,632	65,688
Fair Value, Inputs, Level 2 | Unrealized Appreciation On Forward Contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		134,988
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	101,789
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	60,610	51,238
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	41,179	44,159
Fair Value, Inputs, Level 2 | Unrealized depreciation on open forward contracts | SUPERFUND GOLD, L.P.- SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value		$ 95,397